Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 1,583,138	¥ 1,290,812
Financial effect of collateral and other credit enhancements	¥ 518,563	¥ 333,383